SCHEDULE OF OUTSANDING PAYABLE (Details) - Cost of Goods and Service Benchmark [Member] - Supplier Concentration Risk [Member] - Vendor A [Member] - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Percentage of purchases	67.20%	71.10%
Accounts payable	$ 7,141	$ 6,602